Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Telesat Corp
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001845840
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41083
Entity Incorporation, State or Country Code	A1
Contact Personnel Name	Telesat Canada
Entity Address, Country	CA
Entity Address, Address Line One	160 Elgin Street
Entity Address, Address Line Two	Suite 2100
Entity Address, Address Line Three	Ottawa
Entity Address, City or Town	Ontario
Entity Address, Postal Zip Code	K2P 2P7
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Deloitte LLP
Auditor Firm ID	1208
Auditor Location	Canada
Class A Common Shares and Class B Variable Voting Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	12,692,450
Class C Common Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	112,841
Business Contact [Member]
Document Information Line Items
Contact Personnel Name	Christopher S. DiFrancesco
Entity Address, Country	CA
Entity Address, Address Line One	160 Elgin Street
Entity Address, Address Line Two	Suite 2100
Entity Address, Address Line Three	Ottawa
Entity Address, City or Town	Ontario
Entity Address, Postal Zip Code	K2P 2P7
City Area Code	(613)
Local Phone Number	748-8700